SSgA FUNDS
SUPPLEMENT DATED JANUARY 27, 2012
TO
PROSPECTUS DATED DECEMBER 14, 2011
SSgA DIRECTIONAL CORE EQUITY FUND
(TICKER SYMBOL: SDCQX)
Shareholders of the SSgA Funds are hereby notified that effective immediately, the following portfolio management team disclosure appearing in the Prospectus is hereby revised.
Information under the heading “Fund Summary,” sub-heading “Investment Advisor” pertaining to the SSgA Directional Core Equity Fund on page 39 is amended as follows:
Marc Reinganum and Anna Lester serve as portfolio managers of the fund. They have managed the fund since 2010 and 2012, respectively.
Information under the heading “Fund Management,” sub-heading “Portfolio Management” on page 92 is amended as follows:

SSgA Fund	Portfolio Manager(s)	Experience
SSgA Directional Core Equity Fund	Marc Reinganum	Investment professional for 32 years, the last 2 years with SSgA FM or its affiliates.

	Anna Lester	Investment professional for 13 years, the last 6 years with SSgA FM or its affiliates.
The rest of the Prospectus sections entitled “Investment Advisor” and “Portfolio Management” remain unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
COMBOSTPRO SUPP 1

SSgA FUNDS
SUPPLEMENT DATED JANUARY 27, 2012
TO THE SSgA FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 14, 2011
SSgA DIRECTIONAL CORE EQUITY FUND
Shareholders of the SSgA Funds are hereby notified that the information regarding the portfolio managers of the above fund contained in the Statement of Additional Information is hereby revised.
Information under the section entitled “Investment Advisory and Other Services,” sub-heading “Other Accounts Managed” is hereby revised on page 33 as follows:

Other Accounts Managed as of December 31, 2011
	Number of	Assets	Number of	Assets		Assets
	Registered	Under	Pooled	Under		Under
	Investment	Management	Investment	Management	Other Types	Management	Asset Total
Portfolio Managers	Companies	(in billions)	Vehicles	(in billions)	of Accounts	(in billions)	(in billions)
SSgA Small Cap Fund and SSgA Directional Core Equity Fund
Anna Lester	2	0.16	2	0.06	9*	0.39	0.61
Mark Reinganum	2	0.16	2	0.06	9*	0.39	0.61

*	Includes 3 accounts with performance based fees and assets of $0.01 billion
Information under the section entitled “Investment Advisory and Other Services,” sub-heading “Ownership of Securities” is hereby revised on page 33 as follows:
Ownership of Securities. As of December 31, 2011, except as noted below, the portfolio managers do not beneficially own any shares of any Funds described in this statement.

Ownership of Securities as of December 31, 2011
Dollar Range Of Equity Securities In the
Portfolio Manager	Funds Managed by the Portfolio Manager
Anna Lester	SSgA Small Cap Fund	$ 1-$10,000
The remainder of the section remains unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SSGA EQUITY SAI SUPP 1